UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Patricia C. Foster, Esq.

Patricia C. Foster, Esq. PLLC

190 Office Park Way, Pittsford, NY  14534

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Prasad Growth Fund

September 30, 2011

(Unaudited)

Letter to shareholders

9/30/11

Dear shareholders,

Greetings. From 3/31/11 to 9/30/11 the NAV of the Fund down from $2.58 to $2.30. S&P went down from 1325.83 to 1131.42. Mr. Prasad said that the Fund  performed better than the general market because it raised more cash frequently as the market was extremely volatile. The main issue now is the European financial crisis. I hope that it gets resolved soon so that the volatility can subside. At this time the Fund is 0% invested in equities. I am waiting for better opportunities to start investing. The plan is to invest in the best growth stocks in leading industry groups.

I thank you for your continued support.

Sincerely,

Rajendra Prasad

	Prasad Growth Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 100.12%
273,690	Fidelity Governmental Fund 57 0.03% **	273,690

TOTAL FOR SHORT TERM INVESTMENTS (Cost $273,690) - 100.12%		273,690

TOTAL INVESTMENTS (Cost $273,690) - 100.12%		273,690

LIABILITIES LESS OTHER ASSETS - (0.12)%		(322)

NET ASSETS - 100.00%		$ 273,368

** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Short-Term Investments:
Fidelity Governmental Fund 57	$ 273,690	-	-	$ 273,690
	$ 273,690	$ -	$ -	$ 273,690

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Assets and Liabilities
September 30, 2011 (Unaudited)

Assets:
Investments, at Value (Cost $273,690)	$ 273,690
Cash	14
Receivables:
Dividends and Interest	2
Total Assets	273,706
Liabilities:
Accrued Management Fees (Note 2)	338
Total Liabilities	338

Net Assets	$ 273,368

Net Assets Consist of:
Paid In Capital	$ 958,133
Accumulated Undistributed Net Investment Loss	(2,096)
Accumulated Undistributed Realized Loss on Investments	(682,669)
Unrealized Value of Investments	-
Net Assets, for 119,001 Shares Outstanding	$ 273,368

Net Asset Value Per Share	$ 2.30

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Operations
For the six months ended September 30, 2011 (Unaudited)

Investment Income:
Interest	$ 13
Dividends	10
Total Investment Income	23

Expenses:
Advisory Fees (Note 2)	2,119
Total Expenses	2,119

Net Investment Loss	(2,096)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	(26,482)
Options	(6,690)
Total Realized Loss on Investments	(33,172)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(821)
Options	2,754
Total Change in Unrealized Appreciation (Depreciation)	1,933
Net Realized and Unrealized Loss on Investments and Options	(31,239)

Net Decrease in Net Assets Resulting from Operations	$ (33,335)

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2011	3/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,096)	$ (5,501)
Net Realized Loss on Investments and Options	(33,172)	(182,258)
Unrealized Appreciation on Investments	1,933	6,468
Net Decrease in Net Assets Resulting from Operations	(33,335)	(181,291)

Less Distributions:
From Net Investment Income	-	-
From Realized Gains	-	-
	-	-

Capital Share Transactions (Note 4)	13,431	(5,991)

Total Decrease	(19,904)	(187,282)

Net Assets:
Beginning of Period	293,272	480,554

End of Period (Including Undistributed Net Investment Income of $0 and $0, respectively)	$ 273,368	$ 293,272

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2011		3/31/2011	3/31/2010	3/31/2009	3/31/2008	3/31/2007

Net Asset Value, at Beginning of Year	$ 2.58		$ 4.13	$ 4.50	$ 5.55	$ 4.85	$ 6.26

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.02)		(0.05)	(0.07)	(0.02)	0.02	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.26)		(1.50)	(0.30)	(1.03)	0.68	(1.38)
Total Income (Loss) from Investment Operations	(0.28)		(1.55)	(0.37)	(1.05)	0.70	(1.41)

Distributions from net investment income	0.00		0.00	0.00	0.00 †	0.00	0.00
Distributions from realized gains	0.00		0.00	0.00	0.00	0.00	0.00

Total Distributions	0.00		0.00	0.00	0.00 †	0.00	0.00

Net Asset Value, at End of Year	$ 2.30		$ 2.58	$ 4.13	$ 4.50	$ 5.55	$ 4.85

Total Return **	(10.85)%		(37.53)%	(8.22)%	(18.87)%	14.43%	(22.52)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 273		$ 293	$ 481	$ 581	$ 725	$ 732
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.48)%	***	(1.46)%	(1.27)%	(0.38)%	0.37%	(0.52)%
Portfolio Turnover	749%		1133%	2220%	1881%	1488%	976%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
† Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2011 (UNAUDITED)

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Prasad Growth Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

GAAP in not intended to be changed as a result of the FASB’s Codification project, but it does change the way financial statements are presented.  As a result, these changes have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods.

The Fund is compliant with FASB Accounting Standards Codification guidance regarding “Disclosures about Derivative Instruments and Hedging Activities.”  ASC 815-10 and ASC 815-20 require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Note 6 satisfies the disclosures required by ASC 815-10 and ASC 815-20.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.  Management has evaluated subsequent events through the date the financial statements were issued.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.50% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  Investment management fees were $2,119 for the six months ended September 30, 2011. At September 30, 2011, the Fund owed the Advisor $338.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At September 30, 2011 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $958,133.

	For the Six Months Ended 9/30/2011		For the Year Ended 3/31/2011
	Shares	Amount	Shares	Amount
Shares sold	6,343	$ 16,000	3,704	$ 15,000
Shares reinvested	-	-	-	-
Shares redeemed	(1,124)	(2,569)	(6,301)	(20,991)
Net decrease	(5,219)	$ (13,431)	(2,597)	$ (5,991)

5.)

PURCHASES AND SALES OF SECURITIES

During the six months ended September 30, 2011, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options transactions aggregated $377,414 and $534,429, respectively; there were no purchases or sales of U.S. Government obligations.

6.)

PUT AND CALL OPTIONS PURCHASED

Transactions in call and put options purchased during the six months ended September 30, 2011, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2010	300	$ 3,344
Options purchased	331	8,900
Options written	-	-
Options exercised	-	-
Options expired	(615)	(4,702)
Options terminated in closing purchase transaction	(16)	(7,542)
Options outstanding at March 31, 2011	0	$ 0

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2011 by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized (Loss)	Location	Unrealized Appreciation
Put Options Purchased	Realized Loss on Options	($6,690)	Net Change in Unrealized Appreciation on Options	$0

7.) TAX MATTERS

As of March 31, 2011, the Fund has federal income tax capital loss carry forwards of approximately $522,471 expiring as follows:

Years

Amount

2013

    12,518

2014

  198,346

2017                          129,349

2018                          182,258

During the year ended March 31, 2011, the Fund had net capital loss carry forward amounts of $100,553 expire, which were reclassified from accumulated undistributed realized loss on investments to paid in capital. This reclassification has no impact on the net asset value of the Fund

As of September 30, 2011, the components of distributable earnings on tax basis were as follows:

             Realized loss on investments                                   $ (33,172)

           Unrealized depreciation on investments

    $            0

For Federal income tax purposes, the cost of investments owned at September 30, 2011 was $273,690.

There were no distributions paid for the six months ended September 30, 2011 and year ended March 31, 2011.

8.)

CONTROL

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2011, Mr. Prasad (including his family) owned in excess of 25% of the Fund and as such may be deemed to control the Fund.

9.)

NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Prasad Growth Fund
Expense Illustration
September 30, 2011 (Unaudited)

Expense Example

As a shareholder of the Prasad Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2011 through September 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2011	September 30, 2011	April 1,2011 to September 30,2011

Actual	$1,000.00	$891.47	$7.11
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRASAD GROWTH FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2011 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.prasad.net.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.prasad.net.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.prasad.net, under prospectus.

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

Advisory Renewal Agreement

At the Board meeting of Prasad Series Trust/Prasad Growth Fund hled on March 30, 2011, in order to fulfill their fiduciary duties pursuant to Section 15 of the Investment Company Act of 1940, the Trustees reviewed the Investment Advisory Agreement between the Trust and Mutual Funds Leader, Inc. (MFL). In reviewing the Investment Advisory and Administration Agreement, the Trustees considered the duties and obligations of MFL as the investment advisor and fees paid to MFL for such services. They considered the operation and personnel of MFL and determined that, at the present time, MFL is capable of fulfilling its obligations under the Investment Advisory and Administrative Agreement. The Trustees also discussed the fact that MFL is controlled by the Chairman of Prasad Series Trust and the related conflict of interest.   The “disinterested” Trustees pointed out the fact that Lipper, A Thomson Reuters Company had awarded Prasad Series Trust/Prasad Growth Fund a 2008 Lipper Performance Achievement Certificate for ranking number one in the Lipper Equity Fund Performance Analysis Service for one year period ending December 31, 2008 in the Investment Objective/Lipper Classification – Small-Cap Growth Funds. One of the “disinterested” Trustees wanted Mr. Prasad to make more money and increase the NAV. Mr. Prasad presented the fact that recently the market volatility had gone up tremendously. For example VXN, Volatility of NASDAQ in February-March 2009 went up to 79 which could be all time high. He also told the Trustees that large firms and banks are trading billions of dollars using computers, called robotic trading. The “disinterested trustee” asked Mr. Prasad to do trading if needed to make money.

Mr. Prasad informed the Board that he has been working approximately 20 hours per week, primarily during the hours when the New York Stock Exchange is closed for business. The “disinterested” Board members felt that Mr. Prasad can conduct the day-to-day management of the Fund, including the ability to effectively trade and monitor the Fund’s portfolio, even during periods of extreme volatility. The Board also ensures that this approval is done by all the “disinterested” Trustees in person.

There was no long term outstanding debt. There were no outstanding bills over 60 days to be paid. At this time the expenses of the Fund exceed the current fee paid by the Fund to MFL, Mr. Prasad personally has been adding more capital to MFL. Mr. Prasad presented to the Board the facts regarding his income from his medical practice and investment income. The Board felt that this was adequate. The Board felt that when the market improves and when the Fund has more assets, this gap would narrow and vanish in time.

The 1.5% management fee paid to MFL pursuant to the Investment Advisory and Administrative Agreement was deemed by the Trustees to be appropriate after considering the services provided by MFL and the fees paid to other investment advisors by similar small mutual fund companies and the fact that MFL has been bearing all the expenses of the Fund with the exception of brokerage, taxes, interest and extraordinary expenses (including, without limitation, litigation and indemnification costs and obligations). The “disinterested” Trustees felt that the unitary fee arrangement makes accounting easy and straight forward. They noted the fact that MFL does not have any soft dollar arrangements with any firm. They noted that MFL employs discount brokerage firms for trading which keeps the costs low. The felt noted the fact that MFL provides office space, computer equipment, software programs, expertise of the RIA with no additional cost. They felt that MFL has been providing excellent service and complying with accounting, regulatory and legal requirements in a satisfactory way. After discussion, upon motion duly made and seconded, both the “disinterested” Trustees and the full Board of Trustees unanimously adopted the following resolution. RESOLVED, that the Investment Advisory and Administrative Agreement between Prasad Series Trust and Mutual Funds Leader, Inc. presented to the Board, and the fees paid to MFL pursuant thereto, be and hereby are, approved and the same shall be filed with minutes of this meeting.

PRASAD GROWTH FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2011 (UNAUDITED)

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 Age: 60	Trustee	Since 2006	Director, GRS Service, Inc.; Director, Huntington Resources, Inc.	1	2
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274 Age 67	Trustee	Since 2003	Retired Engineer	1	0

The Fund did not pay any Trustee fees for the six months ended September 30, 2011.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 Age: 65	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Board of Trustees

Rajendra Prasad

Manu Hinduja

Ratan Lalchandani

Investment Advisor

Mutual Funds Leader, Inc.

1310 East Ocean #1401

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Independent Registered Public Accounting Firm

VB&T Certified Public Accountants, PLLC

250 W.57th St.  Suite 1632

New York, NY 10107

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2011 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO, CFO, Secretary and Chief Compliance Officer

Date December 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO, CFO, Secretary and Chief Compliance Officer

Date December 1, 2011

* Print the name and title of each signing officer under his or her signature.